UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08464

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

High Income Opportunities Portfolio

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the High Income Opportunities Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance High Income Opportunities Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Income Opportunities Portfolio	$52	0.50%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↑ The Fund’s security selections by sector particularly in utilities, retail and gaming and overweight allocations in the retail and healthcare sectors contributed

↑ The Fund’s allocations by credit rating, in non-rated and CCC- and lower-rated securities and security selections in the B-rated segment also contributed

↑ The Fund’s security selections, especially in securities with duration of 5 years or less, were also additive to relative returns

↓ The Fund’s allocations by sector, in broadcasting and telecommunications, and security selections in the healthcare, homebuilders and real estate sectors hurt

↓ An overweight allocation in the B-rated securities and security selections in CCC-rated securities hampered relative returns

↓ The Fund’s allocations by duration, especially in securities with duration of 1 year or less and between 5- 10 years, detracted from returns relative to the Index

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	High Income Opportunities Portfolio	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Constrained Index	ICE BofA U.S. High Yield Index
10/15	$10,000	$10,000	$10,000	$10,000
11/15	$9,846	$9,964	$9,777	$9,776
12/15	$9,669	$9,914	$9,525	$9,523
1/16	$9,606	$10,023	$9,374	$9,373
2/16	$9,700	$10,094	$9,418	$9,416
3/16	$9,984	$10,218	$9,834	$9,833
4/16	$10,220	$10,288	$10,227	$10,225
5/16	$10,273	$10,296	$10,301	$10,299
6/16	$10,324	$10,477	$10,413	$10,411
7/16	$10,518	$10,563	$10,675	$10,674
8/16	$10,711	$10,575	$10,913	$10,912
9/16	$10,759	$10,577	$10,984	$10,982
10/16	$10,762	$10,507	$11,018	$11,016
11/16	$10,739	$10,271	$10,975	$10,973
12/16	$10,911	$10,301	$11,191	$11,189
1/17	$11,035	$10,338	$11,341	$11,339
2/17	$11,179	$10,418	$11,518	$11,516
3/17	$11,158	$10,414	$11,493	$11,492
4/17	$11,282	$10,500	$11,623	$11,622
5/17	$11,384	$10,581	$11,727	$11,726
6/17	$11,410	$10,573	$11,739	$11,738
7/17	$11,512	$10,625	$11,875	$11,874
8/17	$11,490	$10,717	$11,872	$11,871
9/17	$11,592	$10,679	$11,978	$11,977
10/17	$11,620	$10,692	$12,025	$12,023
11/17	$11,596	$10,676	$11,993	$11,991
12/17	$11,625	$10,723	$12,028	$12,026
1/18	$11,679	$10,620	$12,105	$12,103
2/18	$11,599	$10,519	$11,992	$11,990
3/18	$11,550	$10,572	$11,918	$11,916
4/18	$11,604	$10,501	$11,997	$11,996
5/18	$11,581	$10,559	$11,996	$11,994
6/18	$11,608	$10,543	$12,037	$12,035
7/18	$11,743	$10,565	$12,172	$12,170
8/18	$11,799	$10,618	$12,260	$12,258
9/18	$11,854	$10,572	$12,331	$12,329
10/18	$11,669	$10,484	$12,129	$12,127
11/18	$11,563	$10,531	$12,019	$12,017
12/18	$11,269	$10,696	$11,755	$11,754
1/19	$11,788	$10,843	$12,295	$12,294
2/19	$11,949	$10,855	$12,503	$12,501
3/19	$12,062	$11,051	$12,625	$12,624
4/19	$12,201	$11,066	$12,802	$12,800
5/19	$12,066	$11,236	$12,639	$12,638
6/19	$12,345	$11,395	$12,949	$12,947
7/19	$12,404	$11,429	$13,015	$13,014
8/19	$12,435	$11,687	$13,066	$13,065
9/19	$12,521	$11,637	$13,108	$13,106
10/19	$12,553	$11,674	$13,138	$13,136
11/19	$12,640	$11,672	$13,174	$13,172
12/19	$12,900	$11,689	$13,449	$13,448
1/20	$12,846	$11,899	$13,450	$13,448
2/20	$12,643	$12,077	$13,241	$13,240
3/20	$11,081	$11,841	$11,683	$11,683
4/20	$11,607	$12,078	$12,127	$12,127
5/20	$12,079	$12,191	$12,677	$12,682
6/20	$12,140	$12,293	$12,798	$12,805
7/20	$12,676	$12,509	$13,405	$13,417
8/20	$12,799	$12,437	$13,539	$13,549
9/20	$12,680	$12,414	$13,399	$13,408
10/20	$12,744	$12,370	$13,459	$13,470
11/20	$13,259	$12,531	$13,999	$14,010
12/20	$13,505	$12,575	$14,266	$14,277
1/21	$13,569	$12,496	$14,321	$14,332
2/21	$13,689	$12,334	$14,371	$14,381
3/21	$13,719	$12,191	$14,396	$14,406
4/21	$13,870	$12,293	$14,554	$14,564
5/21	$13,931	$12,340	$14,596	$14,606
6/21	$14,146	$12,430	$14,794	$14,806
7/21	$14,176	$12,555	$14,846	$14,858
8/21	$14,238	$12,547	$14,928	$14,939
9/21	$14,392	$12,440	$14,934	$14,944
10/21	$14,391	$12,429	$14,906	$14,918
11/21	$14,229	$12,444	$14,752	$14,765
12/21	$14,515	$12,436	$15,029	$15,043
1/22	$14,097	$12,163	$14,617	$14,629
2/22	$14,251	$11,998	$14,486	$14,498
3/22	$14,152	$11,676	$14,353	$14,364
4/22	$13,726	$11,240	$13,832	$13,841
5/22	$13,725	$11,302	$13,865	$13,876
6/22	$12,900	$11,076	$12,920	$12,931
7/22	$13,625	$11,355	$13,698	$13,710
8/22	$13,392	$11,060	$13,371	$13,382
9/22	$12,889	$10,583	$12,834	$12,844
10/22	$13,189	$10,467	$13,199	$13,209
11/22	$13,555	$10,857	$13,444	$13,457
12/22	$13,486	$10,820	$13,344	$13,355
1/23	$13,995	$11,156	$13,866	$13,877
2/23	$13,782	$10,882	$13,688	$13,698
3/23	$14,021	$11,137	$13,840	$13,852
4/23	$14,087	$11,205	$13,975	$13,986
5/23	$13,953	$11,089	$13,842	$13,853
6/23	$14,166	$11,072	$14,067	$14,078
7/23	$14,344	$11,083	$14,268	$14,279
8/23	$14,350	$11,016	$14,310	$14,320
9/23	$14,216	$10,753	$14,142	$14,153
10/23	$14,043	$10,592	$13,966	$13,978
11/23	$14,586	$11,068	$14,603	$14,614
12/23	$15,099	$11,488	$15,142	$15,152
1/24	$15,141	$11,461	$15,145	$15,155
2/24	$15,147	$11,323	$15,190	$15,200
3/24	$15,376	$11,435	$15,371	$15,381
4/24	$15,238	$11,167	$15,217	$15,227
5/24	$15,432	$11,352	$15,390	$15,400
6/24	$15,592	$11,456	$15,538	$15,549
7/24	$15,789	$11,716	$15,843	$15,854
8/24	$16,025	$11,889	$16,095	$16,106
9/24	$16,186	$12,052	$16,358	$16,369
10/24	$16,121	$11,778	$16,268	$16,279
11/24	$16,319	$11,902	$16,454	$16,466
12/24	$16,257	$11,722	$16,384	$16,395
1/25	$16,420	$11,793	$16,610	$16,622
2/25	$16,544	$12,037	$16,718	$16,730
3/25	$16,364	$12,034	$16,539	$16,550
4/25	$16,450	$12,077	$16,539	$16,550
5/25	$16,725	$12,015	$16,817	$16,829
6/25	$17,001	$12,203	$17,129	$17,141
7/25	$17,079	$12,185	$17,198	$17,210
8/25	$17,237	$12,331	$17,407	$17,419
9/25	$17,355	$12,462	$17,540	$17,552
10/25	$17,434	$12,544	$17,575	$17,587

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
High Income Opportunities Portfolio	8.14%	6.46%	5.71%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA U.S. High Yield Index	8.03%	5.47%	5.80%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,706,625,180
# of Portfolio Holdings	468
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$7,451,248

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Corporate Bonds
83.3%
Senior Floating-Rate Loans
8.4%
Short-Term Investments
3.9%
Asset-Backed Securities
2.3%
Common Stocks
1.4%
Other†
0.7%

Value	Value
OtherFootnote Reference†	0.7%
Common Stocks	1.4%
Asset-Backed Securities	2.3%
Short-Term Investments	3.9%
Senior Floating-Rate Loans	8.4%
Corporate Bonds	83.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.9%
CCC or Lower	10.2%
B	41.2%
BB	41.3%
BBB	2.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance High Income Opportunities Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

HIOP Port.-TSR-AR

(b) Not applicable

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2024 and October 31, 2025 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/24	10/31/25
Audit Fees	$93,200	$93,583
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$93,200	$93,583

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2024 and October 31, 2025; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/24	10/31/25
Registrant	$0	$0
Eaton Vance(1)	$18,490	$18,490

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

High Income Opportunities Portfolio
October 31, 2025
Portfolio of Investments

Asset-Backed Securities — 2.3%
Security	Principal Amount (000's omitted)	Value
Ballyrock CLO 15 Ltd.:
Series 2021-1A, Class D1R, 6.755%, (3 mo. SOFR + 2.85%), 1/15/38(1)(2)	$2,000	$ 2,008,356
Series 2021-1A, Class ER, 9.155%, (3 mo. SOFR + 5.25%), 1/15/38(1)(2)	1,500	1,459,650
Ballyrock CLO 16 Ltd., Series 2021-16A, Class C2R, 7.634%, (3 mo. SOFR + 3.75%), 4/20/38(1)(2)	1,500	1,484,366
Barings CLO Ltd.:
Series 2025-1A, Class D2, 7.534%, (3 mo. SOFR + 3.65%), 4/20/38(1)(2)	1,000	1,007,426
Series 2025-1A, Class E, 8.484%, (3 mo. SOFR + 4.60%), 4/20/38(1)(2)	1,000	986,382
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class D2R2, 7.882%, (3 mo. SOFR + 4.00%), 1/17/38(1)(2)	2,000	2,007,712
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.484%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	1,000	1,007,011
Bryant Park Funding Ltd., Series 2023-19A, Class D1R, 6.705%, (3 mo. SOFR + 2.80%), 4/15/38(1)(2)	1,500	1,502,351
Canyon Capital CLO Ltd., Series 2022-1A, Class E, 10.294%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	2,000	1,975,060
Carlyle U.S. CLO Ltd., Series 2019-4A, Class DR, 10.505%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	2,013,616
Elmwood CLO 40 Ltd., Series 2025-3A, Class E, 9.132%, (3 mo. SOFR + 5.25%), 3/22/38(1)(2)	1,500	1,519,728
Elmwood CLO VI Ltd., Series 2020-3A, Class D1RR, 6.984%, (3 mo. SOFR + 3.10%), 7/18/37(1)(2)	1,000	1,003,739
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 7.858%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	1,000	1,005,882
Harvest U.S. CLO Ltd., Series 2024-3A, Class D1, 7.184%, (3 mo. SOFR + 3.30%), 1/18/38(1)(2)	1,000	1,006,190
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.284%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	2,000	1,985,140
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 7.034%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	1,500	1,510,047
Madison Park Funding XXII Ltd., Series 2016-22A, Class D1R2, 6.805%, (3 mo. SOFR + 2.90%), 1/15/38(1)(2)	2,000	2,008,282
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 10.505%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	1,000	1,001,964
Magnetite XXII Ltd., Series 2019-22A, Class DRR, 6.805%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	1,250	1,252,549
Neuberger Berman Loan Advisers CLO 59 Ltd., Series 2024-59A, Class E, 8.66%, (3 mo. SOFR + 4.80%), 1/23/39(1)(2)	2,000	2,012,790
Security	Principal Amount (000's omitted)	Value
Oaktree CLO Ltd., Series 2019-4A, Class D1RR, 7.284%, (3 mo. SOFR + 3.40%), 7/20/37(1)(2)	$1,000	$ 1,005,191
OCP CLO Ltd., Series 2024-32A, Class D1, 7.61%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	1,500	1,511,623
Palmer Square CLO Ltd., Series 2018-1A, Class CR, 7.784%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	1,500	1,509,577
RR 38 Ltd., Series 2025-38A, Class C2, 7.555%, (3 mo. SOFR + 3.65%), 4/15/40(1)(2)	2,000	2,030,838
Wellfleet CLO Ltd.:
Series 2021-2A, Class E, 11.126%, (3 mo. SOFR + 7.222%), 7/15/34(1)(2)	2,000	1,968,318
Series 2021-3A, Class E, 11.266%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	2,000	1,978,612
Total Asset-Backed Securities (identified cost $39,709,012)		$ 39,762,400

Common Stocks — 1.4%
Security	Shares	Value
Energy — 0.3%
Ascent CNR Corp., Class A(3)(4)	62,734	$ 2,111,626
Energy Transfer LP	200,000	3,366,000
		$ 5,477,626
Environmental — 0.4%
GFL Environmental, Inc.	140,500	$ 6,138,445
		$ 6,138,445
Healthcare — 0.2%
Ardent Health, Inc.(5)	190,000	$ 2,766,400
Mallinckrodt PLC(5)	500	51,500
		$ 2,817,900
Homebuilders & Real Estate — 0.2%
James Hardie Industries PLC(5)	150,000	$ 3,139,500
		$ 3,139,500
Leisure — 0.0%
iFIT Health and Fitness, Inc.(3)(4)(5)	514,080	$ 0
		$ 0
Paper — 0.1%
Enviva LLC(4)(5)	76,513	$ 1,262,465
		$ 1,262,465

High Income Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Utility — 0.2%
Vistra Corp.	23,528	$ 4,430,322
		$ 4,430,322
Total Common Stocks (identified cost $20,115,791)		$ 23,266,258

Convertible Bonds — 0.1%
Security	Principal Amount (000's omitted)	Value
Homebuilders & Real Estate — 0.1%
Pebblebrook Hotel Trust, 1.75%, 12/15/26	$2,275	$ 2,188,357
Total Convertible Bonds (identified cost $2,176,703)		$ 2,188,357

Corporate Bonds — 83.0%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 3.0%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)	5,593	$ 5,825,725
Axon Enterprise, Inc.:
6.125%, 3/15/30(1)	1,600	1,647,261
6.25%, 3/15/33(1)	1,215	1,258,867
Bombardier, Inc.:
7.00%, 6/1/32(1)	1,915	2,012,935
7.25%, 7/1/31(1)	2,100	2,231,607
7.875%, 4/15/27(1)	78	78,310
8.75%, 11/15/30(1)	2,730	2,947,723
BWX Technologies, Inc.:
4.125%, 6/30/28(1)	1,591	1,560,147
4.125%, 4/15/29(1)	1,341	1,312,844
CACI International, Inc., 6.375%, 6/15/33(1)	3,145	3,273,851
Moog, Inc., 4.25%, 12/15/27(1)	2,966	2,942,255
Science Applications International Corp.:
4.875%, 4/1/28(1)	4,831	4,797,082
5.875%, 11/1/33(1)	3,180	3,173,767
TransDigm, Inc.:
4.625%, 1/15/29	1,777	1,749,187
6.25%, 1/31/34(1)	1,085	1,122,138
6.375%, 3/1/29(1)	1,580	1,624,927
6.625%, 3/1/32(1)	5,115	5,295,708
6.75%, 8/15/28(1)	3,719	3,797,013
Security	Principal Amount* (000's omitted)	Value
Aerospace (continued)
TransDigm, Inc.: (continued)
6.75%, 1/31/34(1)	4,345	$ 4,505,865
		$ 51,157,212
Air Transportation — 0.6%
Stonepeak Nile Parent LLC, 7.25%, 3/15/32(1)	2,069	$ 2,189,481
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)	7,353	7,108,010
9.50%, 6/1/28(1)	1,370	1,425,710
		$ 10,723,201
Automotive & Auto Parts — 2.1%
Belron U.K. Finance PLC, 5.75%, 10/15/29(1)	7,700	$ 7,806,899
Champions Financing, Inc., 8.75%, 2/15/29(1)	2,086	2,024,238
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 2/15/30(1)	2,460	2,551,930
6.75%, 9/15/32(1)	4,540	4,648,742
Ford Motor Co., 4.75%, 1/15/43	2,651	2,134,831
Goodyear Tire & Rubber Co., 5.00%, 7/15/29	3,471	3,306,814
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)	6,106	3,657,464
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	8,544	8,938,084
		$ 35,069,002
Broadcasting — 0.9%
Playtika Holding Corp., 4.25%, 3/15/29(1)	3,820	$ 3,453,643
Sinclair Television Group, Inc.:
4.375%, 12/31/32(1)	486	356,603
8.125%, 2/15/33(1)	4,043	4,124,972
Starz Capital Holdings 1, Inc., 6.00%, 4/15/30(1)	1,350	1,274,062
Univision Communications, Inc., 9.375%, 8/1/32(1)	3,136	3,313,600
Warnermedia Holdings, Inc., 5.05%, 3/15/42	3,631	2,918,634
		$ 15,441,514
Building Materials — 4.0%
AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/33(1)	2,909	$ 3,045,248
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)	5,100	4,829,035
5.00%, 3/1/30(1)	2,850	2,823,744
CP Atlas Buyer, Inc.:
9.75%, 7/15/30(1)	4,153	4,335,992
12.75%, (7.00% cash and 5.75% PIK), 1/15/31(1)	1,174	1,150,757

High Income Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Building Materials (continued)
JH North America Holdings, Inc.:
5.875%, 1/31/31(1)		2,031	$ 2,072,768
6.125%, 7/31/32(1)		2,605	2,673,590
Masterbrand, Inc., 7.00%, 7/15/32(1)		5,425	5,636,515
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		1,884	1,832,753
Park River Holdings, Inc.:
8.00%, 3/15/31(1)		3,241	3,339,151
8.75%, 12/31/30(1)		862	861,741
Quikrete Holdings, Inc.:
6.375%, 3/1/32(1)		6,010	6,238,212
6.75%, 3/1/33(1)		6,601	6,874,598
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		8,358	8,336,811
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)		1,885	1,939,687
Standard Industries, Inc.:
2.25%, 11/21/26(6)	EUR	1,900	2,180,727
3.375%, 1/15/31(1)		2,778	2,531,864
4.375%, 7/15/30(1)		3,112	3,003,769
White Cap Supply Holdings LLC, 7.375%, 11/15/30(1)(7)		4,430	4,484,079
			$ 68,191,041
Cable & Satellite TV — 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		1,446	$ 1,310,204
4.25%, 1/15/34(1)		9,932	8,351,010
4.50%, 8/15/30(1)		7,605	7,134,587
4.50%, 5/1/32		1,055	939,140
4.75%, 3/1/30(1)		5,575	5,304,697
5.00%, 2/1/28(1)		2,010	1,991,083
5.375%, 6/1/29(1)		923	911,618
6.375%, 9/1/29(1)		3,940	3,973,549
CSC Holdings LLC:
3.375%, 2/15/31(1)		3,173	1,923,714
4.125%, 12/1/30(1)		2,060	1,269,590
5.50%, 4/15/27(1)		2,585	2,401,076
11.75%, 1/31/29(1)		2,436	1,925,866
DISH Network Corp., 11.75%, 11/15/27(1)		2,604	2,743,074
Versant Media Group, Inc., 7.25%, 1/30/31(1)		2,695	2,748,771
			$ 42,927,979
Capital Goods — 2.4%
Arcosa, Inc., 6.875%, 8/15/32(1)		2,925	$ 3,074,105
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(1)(8)		3,755	3,900,140
Security	Principal Amount* (000's omitted)		Value
Capital Goods (continued)
Calderys Financing LLC, 11.25%, 6/1/28(1)		5,427	$ 5,740,545
Chart Industries, Inc., 9.50%, 1/1/31(1)		4,583	4,923,948
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)		4,601	4,735,722
ESAB Corp., 6.25%, 4/15/29(1)		2,758	2,825,885
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)		4,504	4,718,895
New Flyer Holdings, Inc., 9.25%, 7/1/30(1)		3,580	3,814,783
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		5,212	5,133,610
6.375%, 11/1/32(1)		2,905	2,964,907
			$ 41,832,540
Chemicals — 2.6%
Avient Corp.:
6.25%, 11/1/31(1)		3,955	$ 4,041,285
7.125%, 8/1/30(1)		4,654	4,793,774
Celanese U.S. Holdings LLC, 7.20%, 11/15/33		9,428	9,675,287
Compass Minerals International, Inc.:
6.75%, 12/1/27(1)		950	955,534
8.00%, 7/1/30(1)		4,344	4,524,159
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		552	492,189
Olympus Water U.S. Holding Corp., 7.25%, 2/15/33(1)		12,205	12,158,979
Valvoline, Inc., 3.625%, 6/15/31(1)		7,611	6,949,453
			$ 43,590,660
Consumer Products — 0.4%
Somnigroup International, Inc.:
3.875%, 10/15/31(1)		6,589	$ 6,097,226
4.00%, 4/15/29(1)		855	824,389
			$ 6,921,615
Containers — 2.0%
Ardagh Group SA, 9.50%, 12/1/30(7)		3,950	$ 4,216,625
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(6)	EUR	6,400	6,896,423
4.00%, 9/1/29(1)		3,149	2,938,395
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(1)		4,061	3,860,663
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(1)		5,222	5,244,000
8.75%, 4/15/30(1)		6,049	6,066,572

High Income Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Containers (continued)
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)		5,405	$ 5,072,967
			$ 34,295,645
Diversified Financial Services — 4.8%
Alexandrite Lake Lux Holdings SARL, 6.75%, 7/30/30(1)	EUR	2,520	$ 2,979,408
Ally Financial, Inc., Series B, 4.70% to 5/15/26(9)(10)		6,533	6,407,537
Azorra Finance Ltd., 7.25%, 1/15/31(1)		3,495	3,664,378
Block, Inc.:
5.625%, 8/15/30(1)		3,700	3,758,216
6.00%, 8/15/33(1)		4,151	4,247,349
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)		4,649	4,942,491
CI Financial Corp., 4.10%, 6/15/51		3,691	2,659,961
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)		3,926	3,559,118
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)		5,556	5,897,433
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		4,595	4,740,476
Hightower Holding LLC, 9.125%, 1/31/30(1)		4,765	5,131,195
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(1)		6,560	6,916,451
Rocket Cos., Inc.:
6.125%, 8/1/30(1)		3,625	3,741,555
6.375%, 8/1/33(1)		5,435	5,668,596
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(1)		5,608	5,391,961
4.00%, 10/15/33(1)		450	414,767
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)		2,925	3,023,582
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		3,691	3,695,529
UWM Holdings LLC, 6.25%, 3/15/31(1)		4,373	4,367,866
			$ 81,207,869
Diversified Media — 2.2%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)		2,016	$ 1,971,450
6.125%, 12/1/28(1)		4,486	4,379,261
Cars.com, Inc., 6.375%, 11/1/28(1)		3,521	3,509,721
Clear Channel Outdoor Holdings, Inc.:
7.125%, 2/15/31(1)		1,772	1,829,038
7.50%, 3/15/33(1)		796	833,133
7.75%, 4/15/28(1)		2,149	2,134,492
7.875%, 4/1/30(1)		2,530	2,654,582
Getty Images, Inc., 10.50%, 11/15/30(1)		2,889	2,915,578
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.375%, 2/15/31(1)		4,674	4,941,375
Security	Principal Amount* (000's omitted)	Value
Diversified Media (continued)
Snap, Inc., 6.875%, 3/1/33(1)	7,789	$ 7,973,405
Stagwell Global LLC, 5.625%, 8/15/29(1)	4,538	4,328,172
		$ 37,470,207
Energy — 7.5%
Aethon III BR LLC, 0.00%, 1/10/27	15,000	$ 14,847,900
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)	4,210	4,371,362
Civitas Resources, Inc., 8.625%, 11/1/30(1)	4,798	4,964,409
Energy Transfer LP, 5.00%, 5/15/50	2,087	1,771,475
Global Partners LP/GLP Finance Corp.:
7.125%, 7/1/33(1)	2,026	2,056,888
8.25%, 1/15/32(1)	4,008	4,193,498
Kinetik Holdings LP, 5.875%, 6/15/30(1)	5,259	5,302,303
Kodiak Gas Services LLC:
6.50%, 10/1/33(1)	2,912	2,985,944
6.75%, 10/1/35(1)	1,220	1,257,161
Matador Resources Co., 6.50%, 4/15/32(1)	3,560	3,596,063
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(1)	1,656	1,696,330
8.375%, 2/15/32(1)	2,664	2,726,303
Parkland Corp.:
4.50%, 10/1/29(1)	2,516	2,436,948
4.625%, 5/1/30(1)	2,534	2,460,331
Permian Resources Operating LLC:
5.875%, 7/1/29(1)	2,641	2,645,315
6.25%, 2/1/33(1)	2,615	2,663,275
7.00%, 1/15/32(1)	2,706	2,809,540
Plains All American Pipeline LP, Series B, 8.583%, (3 mo. SOFR + 4.372%)(2)(9)	4,645	4,657,709
SM Energy Co., 7.00%, 8/1/32(1)	2,975	2,913,299
Sunoco LP:
5.875%, 3/15/34(1)	3,550	3,551,708
7.25%, 5/1/32(1)	3,010	3,175,935
7.875% to 9/18/30(1)(9)(10)	12,915	13,125,062
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	2,835	2,748,404
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	3,101	3,009,382
Transocean International Ltd.:
7.875%, 10/15/32(1)	750	773,107
8.25%, 5/15/29(1)	3,579	3,602,976
8.75%, 2/15/30(1)	1,067	1,119,931
Venture Global LNG, Inc.:
8.375%, 6/1/31(1)	1,771	1,819,731

High Income Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Venture Global LNG, Inc.: (continued)
9.00% to 9/30/29(1)(9)(10)	1,780	$ 1,665,414
9.50%, 2/1/29(1)	4,863	5,236,906
9.875%, 2/1/32(1)	686	733,181
Vital Energy, Inc., 7.875%, 4/15/32(1)	1,243	1,177,504
VoltaGrid LLC, 7.375%, 11/1/30(1)(7)	5,250	5,342,804
WBI Operating LLC:
6.25%, 10/15/30(1)	4,248	4,246,917
6.50%, 10/15/33(1)	3,673	3,675,332
Weatherford International Ltd., 6.75%, 10/15/33(1)	2,475	2,531,012
		$ 127,891,359
Entertainment & Film — 0.3%
Cinemark USA, Inc., 5.25%, 7/15/28(1)	4,631	$ 4,612,806
		$ 4,612,806
Environmental — 1.0%
Clean Harbors, Inc.:
5.125%, 7/15/29(1)	1,187	$ 1,186,252
6.375%, 2/1/31(1)	1,560	1,599,636
GFL Environmental, Inc., 4.75%, 6/15/29(1)	9,118	9,029,726
Reworld Holding Corp., 4.875%, 12/1/29(1)	3,299	3,108,561
Wrangler Holdco Corp., 6.625%, 4/1/32(1)	1,905	1,992,489
		$ 16,916,664
Food & Drug Retail — 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(1)	1,808	$ 1,787,807
5.875%, 2/15/28(1)	1,807	1,811,174
Ingles Markets, Inc., 4.00%, 6/15/31(1)	4,305	4,038,789
		$ 7,637,770
Food, Beverage & Tobacco — 3.7%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	3,768	$ 3,889,303
Cerdia Finanz GmbH, 9.375%, 10/3/31(1)	9,444	9,886,107
Chobani Holdco II LLC, 9.50% PIK to 4/1/26, 10/1/29(1)	9,483	10,068,605
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)	2,225	2,216,995
7.625%, 7/1/29(1)	5,749	5,986,175
Performance Food Group, Inc.:
4.25%, 8/1/29(1)	5,450	5,321,442
5.50%, 10/15/27(1)	1,594	1,595,856
6.125%, 9/15/32(1)	2,715	2,790,879
Security	Principal Amount* (000's omitted)		Value
Food, Beverage & Tobacco (continued)
Post Holdings, Inc., 6.25%, 2/15/32(1)		2,786	$ 2,867,186
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(1)		4,325	4,336,310
Turning Point Brands, Inc., 7.625%, 3/15/32(1)		4,100	4,351,367
U.S. Foods, Inc., 4.75%, 2/15/29(1)		6,726	6,658,587
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(1)		2,515	2,529,751
			$ 62,498,563
Gaming — 3.3%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(1)		6,627	$ 6,878,998
Brightstar Lottery PLC:
5.25%, 1/15/29(1)		2,540	2,535,224
6.25%, 1/15/27(1)		2,048	2,069,559
Caesars Entertainment, Inc.:
6.50%, 2/15/32(1)		2,499	2,521,371
7.00%, 2/15/30(1)		2,900	2,985,678
Churchill Downs, Inc., 5.75%, 4/1/30(1)		4,352	4,370,165
Flutter Treasury DAC, 5.875%, 6/4/31(1)		4,229	4,284,506
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(1)		4,688	4,856,653
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(1)		4,500	4,403,733
LHMC Finco 2 SARL, 8.625%, (8.625% cash or 9.375% PIK), 5/15/30(1)(8)	EUR	2,560	3,082,891
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)		4,996	5,189,637
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., 6.25%, 10/15/30(1)		3,710	3,742,557
Voyager Parent LLC, 9.25%, 7/1/32(1)		8,945	9,384,271
			$ 56,305,243
Healthcare — 7.5%
1261229 BC Ltd., 10.00%, 4/15/32(1)		8,055	$ 8,427,741
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(1)		2,186	2,294,625
athenahealth Group, Inc., 6.50%, 2/15/30(1)		12,208	11,962,354
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)		3,525	3,199,325
Encompass Health Corp.:
4.625%, 4/1/31		2,698	2,634,461
4.75%, 2/1/30		1,109	1,098,240
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		3,913	3,761,525
Global Medical Response, Inc., 7.375%, 10/1/32(1)		4,003	4,191,501
HealthEquity, Inc., 4.50%, 10/1/29(1)		5,710	5,563,815

High Income Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)	Value
Healthcare (continued)
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)	1,658	$ 1,750,856
IQVIA, Inc.:
5.00%, 5/15/27(1)	1,329	1,329,467
6.25%, 6/1/32(1)	5,683	5,930,301
6.50%, 5/15/30(1)	1,862	1,935,294
LifePoint Health, Inc.:
5.375%, 1/15/29(1)	6,397	6,208,211
10.00%, 6/1/32(1)	930	990,346
Medline Borrower LP, 5.25%, 10/1/29(1)	12,917	12,876,306
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)	501	462,594
3.875%, 5/15/32(1)	2,454	2,214,851
6.25%, 1/15/33(1)	1,942	1,956,769
Option Care Health, Inc., 4.375%, 10/31/29(1)	5,025	4,853,601
P&L Development LLC/PLD Finance Corp., 12.00%, (12.00% cash or 9.00% cash and 3.50% PIK), 5/15/29(1)(8)	1,850	1,903,971
Perrigo Finance Unlimited Co.:
4.90%, 6/15/30	4,615	4,518,163
4.90%, 12/15/44	1,242	1,027,429
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	2,722	2,804,101
Team Health Holdings, Inc.:
8.375%, 6/30/28(1)	2,803	2,834,940
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(1)	4,627	4,994,547
Tenet Healthcare Corp.:
4.375%, 1/15/30	287	280,343
5.125%, 11/1/27	3,030	3,028,716
6.125%, 10/1/28	5,025	5,034,618
Teva Pharmaceutical Finance Netherlands III BV:
4.10%, 10/1/46	10,614	7,983,805
6.00%, 12/1/32	3,200	3,342,538
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	6,185	6,305,979
		$ 127,701,333
Homebuilders & Real Estate — 2.7%
Artera Services LLC, 8.50%, 2/15/31(1)	3,795	$ 3,287,415
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(1)	1,606	1,521,937
4.625%, 4/1/30(1)	2,665	2,515,718
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)	3,604	3,635,222
8.875%, 9/1/31(1)	1,988	2,131,286
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	7,888	8,347,531
Security	Principal Amount* (000's omitted)	Value
Homebuilders & Real Estate (continued)
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/31(1)	1,980	$ 2,024,406
8.375%, 10/1/33(1)	2,070	2,121,189
New Home Co., Inc.:
8.50%, 11/1/30(1)	2,217	2,296,963
9.25%, 10/1/29(1)	9,680	10,164,155
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(1)	1,965	1,899,181
4.625%, 3/15/30(1)	1,792	1,732,592
STL Holding Co. LLC, 8.75%, 2/15/29(1)	1,900	1,993,649
TopBuild Corp., 4.125%, 2/15/32(1)	2,923	2,754,995
		$ 46,426,239
Insurance — 2.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(1)	1,076	$ 1,104,769
6.75%, 10/15/27(1)	8,655	8,693,757
7.00%, 1/15/31(1)	1,907	1,976,983
7.375%, 10/1/32(1)	770	795,449
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, 7/15/33(1)	12,698	13,093,809
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	4,297	4,444,396
Ryan Specialty LLC, 5.875%, 8/1/32(1)	4,061	4,132,397
		$ 34,241,560
Leisure — 1.2%
Carnival Corp., 5.75%, 8/1/32(1)	3,530	$ 3,630,721
Motion Finco SARL, 8.375%, 2/15/32(1)	3,891	3,276,901
NCL Corp. Ltd.:
6.75%, 2/1/32(1)	4,195	4,313,240
7.75%, 2/15/29(1)	4,692	5,021,438
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)	2,674	2,653,610
Viking Cruises Ltd., 7.00%, 2/15/29(1)	798	803,012
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	551	550,802
		$ 20,249,724
Metals & Mining — 1.9%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)	4,110	$ 4,573,061
Constellium SE, 3.75%, 4/15/29(1)	4,864	4,647,669
Eldorado Gold Corp., 6.25%, 9/1/29(1)	4,103	4,114,493
First Quantum Minerals Ltd.:
7.25%, 2/15/34(1)	1,620	1,683,660

High Income Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)	Value
Metals & Mining (continued)
First Quantum Minerals Ltd.: (continued)
8.00%, 3/1/33(1)	2,155	$ 2,292,991
9.375%, 3/1/29(1)	4,651	4,927,135
Hudbay Minerals, Inc., 6.125%, 4/1/29(1)	2,194	2,223,165
Novelis Corp.:
3.875%, 8/15/31(1)	1,964	1,801,086
4.75%, 1/30/30(1)	2,569	2,484,836
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	4,082	4,005,243
		$ 32,753,339
Publishing & Printing — 0.7%
Cimpress PLC, 7.375%, 9/15/32(1)	3,245	$ 3,302,073
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)	3,019	3,015,113
7.375%, 9/1/31(1)	2,050	2,105,776
8.00%, 8/1/29(1)	4,366	4,404,369
		$ 12,827,331
Railroad — 0.2%
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)	3,955	$ 4,101,117
		$ 4,101,117
Restaurant — 0.7%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(1)	1,866	$ 1,834,275
4.00%, 10/15/30(1)	5,641	5,341,566
Yum! Brands, Inc., 3.625%, 3/15/31	4,317	4,058,282
		$ 11,234,123
Services — 5.5%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	3,877	$ 3,884,134
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	1,695	1,766,615
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/29(1)	2,157	2,110,574
6.875%, 6/15/30(1)	2,140	2,197,303
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	2,161	2,118,048
4.625%, 6/1/28(1)	2,887	2,827,609
APi Group DE, Inc., 4.75%, 10/15/29(1)	4,707	4,615,908
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32(1)	1,555	1,594,309
Security	Principal Amount* (000's omitted)	Value
Services (continued)
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	3,533	$ 3,298,936
Herc Holdings, Inc.:
7.00%, 6/15/30(1)	3,355	3,513,822
7.25%, 6/15/33(1)	2,875	3,033,320
Imola Merger Corp., 4.75%, 5/15/29(1)	7,541	7,439,689
Korn Ferry, 4.625%, 12/15/27(1)	4,509	4,476,628
LBM Acquisition LLC:
6.25%, 1/15/29(1)	2,086	1,904,894
9.50%, 6/15/31(1)	5,822	6,098,545
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	3,951	3,865,729
RB Global Holdings, Inc.:
6.75%, 3/15/28(1)	2,550	2,606,883
7.75%, 3/15/31(1)	1,032	1,078,315
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(1)	5,788	5,829,471
VT Topco, Inc., 8.50%, 8/15/30(1)	5,167	5,378,797
WESCO Distribution, Inc.:
6.375%, 3/15/29(1)	2,127	2,200,209
6.375%, 3/15/33(1)	2,955	3,089,890
6.625%, 3/15/32(1)	3,548	3,712,805
7.25%, 6/15/28(1)	1,848	1,874,923
White Cap Buyer LLC, 6.875%, 10/15/28(1)	5,443	5,446,455
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	7,346	7,764,171
		$ 93,727,982
Steel — 0.8%
Cleveland-Cliffs, Inc.:
7.375%, 5/1/33(1)	3,880	$ 4,018,380
7.50%, 9/15/31(1)	3,290	3,446,699
7.625%, 1/15/34(1)	2,345	2,439,813
TMS International Corp., 6.25%, 4/15/29(1)	4,064	3,993,777
		$ 13,898,669
Super Retail — 4.6%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)	889	$ 864,256
4.75%, 3/1/30	788	770,888
5.00%, 2/15/32(1)	2,474	2,384,374
Bath & Body Works, Inc.:
6.75%, 7/1/36	734	761,088
6.875%, 11/1/35	2,276	2,383,764
6.95%, 3/1/33	1,721	1,785,064
Beach Acquisition Bidco LLC, 10.00%, (10.00% cash or 10.75% PIK), 7/15/33(1)(8)	18,430	19,833,739
Champ Acquisition Corp., 8.375%, 12/1/31(1)	4,036	4,308,721

High Income Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Super Retail (continued)
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)		4,700	$ 5,015,342
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.375%, 1/15/29(1)		1,306	1,258,338
8.75%, 1/15/32(1)		1,495	1,420,264
Group 1 Automotive, Inc.:
4.00%, 8/15/28(1)		1,587	1,540,840
6.375%, 1/15/30(1)		1,275	1,302,902
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)		2,173	2,138,835
LCM Investments Holdings II LLC:
4.875%, 5/1/29(1)		4,015	3,912,079
8.25%, 8/1/31(1)		559	588,629
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		960	917,564
4.375%, 1/15/31(1)		3,334	3,181,339
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)		7,302	7,229,699
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/32(1)		3,490	3,489,825
10.00%, 9/15/33(1)		1,620	1,630,904
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		2,081	2,025,388
4.875%, 11/15/31(1)		1,734	1,651,227
Under Armour, Inc., 7.25%, 7/15/30(1)		8,228	8,142,195
			$ 78,537,264
Technology — 2.9%
Atos SE, 5.00% to 12/18/25, 12/18/30(6)(11)	EUR	4,000	$ 4,518,223
Ciena Corp., 4.00%, 1/31/30(1)		2,929	2,817,662
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)		3,476	3,504,409
9.00%, 9/30/29(1)		7,796	8,070,380
Fair Isaac Corp., 4.00%, 6/15/28(1)		2,362	2,320,186
Insight Enterprises, Inc., 6.625%, 5/15/32(1)		3,553	3,640,482
McAfee Corp., 7.375%, 2/15/30(1)		4,512	4,136,514
ON Semiconductor Corp., 3.875%, 9/1/28(1)		3,322	3,244,682
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)		4,172	4,760,578
Sensata Technologies, Inc.:
3.75%, 2/15/31(1)		3,414	3,176,192
6.625%, 7/15/32(1)		1,225	1,276,869
VM Consolidated, Inc., 5.50%, 4/15/29(1)		4,297	4,261,649
WULF Compute LLC, 7.75%, 10/15/30(1)		3,146	3,270,440
			$ 48,998,266
Security	Principal Amount* (000's omitted)	Value
Telecommunications — 3.2%
Altice Financing SA:
5.00%, 1/15/28(1)	2,145	$ 1,600,847
5.75%, 8/15/29(1)	1,253	913,136
C&W Senior Finance Ltd., 9.00%, 1/15/33(1)	2,320	2,367,412
EchoStar Corp., 10.75%, 11/30/29	5,314	5,853,926
Iliad Holding SAS:
7.00%, 4/15/32(1)	2,795	2,863,818
8.50%, 4/15/31(1)	2,025	2,175,348
Level 3 Financing, Inc.:
3.875%, 10/15/30(1)	737	663,991
4.50%, 4/1/30(1)	2,365	2,196,506
7.00%, 3/31/34(1)	1,487	1,528,603
Sable International Finance Ltd., 7.125%, 10/15/32(1)	2,181	2,184,448
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	5,737	5,336,677
Vmed O2 U.K. Financing I PLC:
4.75%, 7/15/31(1)	6,072	5,624,620
6.75%, 1/15/33(1)	2,760	2,770,231
7.75%, 4/15/32(1)	1,550	1,608,785
Windstream Services LLC, 7.50%, 10/15/33(1)	8,610	8,608,493
Zegona Finance PLC, 8.625%, 7/15/29(1)	5,999	6,391,809
Ziggo BV, 4.875%, 1/15/30(1)	2,956	2,792,399
		$ 55,481,049
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(1)	4,761	$ 4,589,183
		$ 4,589,183
Utility — 5.1%
Alpha Generation LLC, 6.75%, 10/15/32(1)	8,094	$ 8,324,857
Atlantica Sustainable Infrastructure Ltd., 4.125%, 6/15/28(1)	2,025	1,962,029
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	4,860	4,913,455
Calpine Corp.:
4.50%, 2/15/28(1)	1,920	1,916,518
4.625%, 2/1/29(1)	2,185	2,172,961
5.00%, 2/1/31(1)	445	446,076
5.125%, 3/15/28(1)	4,564	4,566,351
Ferrellgas LP/Ferrellgas Finance Corp.:
5.875%, 4/1/29(1)	5,493	5,225,374
9.25%, 1/15/31(1)	1,970	1,989,518
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	2,400	2,295,550

High Income Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)	Value
Utility (continued)
NRG Energy, Inc.:
3.875%, 2/15/32(1)	3,359	$ 3,119,501
5.75%, 1/15/34(1)	4,851	4,888,403
6.00%, 2/1/33(1)	3,495	3,567,808
6.00%, 1/15/36(1)	2,925	2,977,234
6.25%, 11/1/34(1)	2,335	2,405,799
10.25% to 3/15/28(1)(9)(10)	3,771	4,149,639
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	3,783	3,590,213
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	3,536	3,525,151
TransAlta Corp., 7.75%, 11/15/29	3,909	4,072,963
Vistra Operations Co. LLC:
4.375%, 5/1/29(1)	2,224	2,185,082
5.00%, 7/31/27(1)	6,128	6,135,145
6.875%, 4/15/32(1)	3,705	3,894,348
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/27(1)	3,251	3,186,640
8.375%, 1/15/31(1)	2,315	2,423,682
8.625%, 3/15/33(1)	2,325	2,441,176
		$ 86,375,473
Total Corporate Bonds (identified cost $1,392,511,370)		$1,415,833,542

Preferred Stocks — 0.3%
Security	Principal Amount	Value
Insurance — 0.3%
AH Parent, Inc. (Alliant), Series A, 10.00% cash or 10.50% PIK(4)(8)	$4,286,760	$ 4,381,313
Total Preferred Stocks (identified cost $4,224,210)		$ 4,381,313

Senior Floating-Rate Loans — 8.3%(12)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace — 0.1%
TransDigm, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 3/22/30	1,670	$ 1,673,576
		$ 1,673,576
Borrower/Description	Principal Amount* (000's omitted)		Value
Automotive & Auto Parts — 1.5%
ABC Technologies, Inc., Term Loan, 12.187%, (3 mo. USD Term SOFR + 8.25%), 8/22/31		11,900	$ 11,412,052
Clarios Global LP:
Term Loan, 4.893%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	7,520	8,710,098
Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		3,303	3,308,209
Crash Champions LLC, Term Loan, 2/23/29(13)		1,895	1,758,870
			$ 25,189,229
Building Materials — 0.5%
Associated Materials, Inc., Term Loan, 9.965%, (1 mo. USD Term SOFR + 6.00%), 3/8/29		5,163	$ 4,903,525
CP Atlas Buyer, Inc., Term Loan, 9.215%, (1 mo. USD Term SOFR + 5.25%), 7/8/30		2,533	2,507,037
Park River Holdings, Inc., Term Loan, 3/15/31(13)		1,890	1,899,450
			$ 9,310,012
Cable & Satellite TV — 0.3%
E.W. Scripps Co.:
Term Loan, 7.497%, (1 mo. USD Term SOFR + 3.35%), 11/30/29		3,276	$ 3,182,782
Term Loan, 9.897%, (1 mo. USD Term SOFR + 5.75%), 6/30/28		1,493	1,516,837
			$ 4,699,619
Capital Goods — 0.3%
EMRLD Borrower LP:
Term Loan, 6.122%, (6 mo. USD Term SOFR + 2.25%), 8/4/31		1,485	$ 1,481,709
Term Loan, 6.449%, (3 mo. USD Term SOFR + 2.25%), 5/31/30		3,282	3,278,154
			$ 4,759,863
Diversified Media — 0.0%†
CMG Media Corp., Term Loan, 7.602%, (3 mo. USD Term SOFR + 3.50%), 6/18/29		820	$ 760,223
			$ 760,223
Energy — 0.3%
New Generation Gas Gathering LLC, Term Loan, 9.59%, (3 mo. USD Term SOFR + 5.75%), 9/30/29		6,092	$ 6,073,312
			$ 6,073,312

High Income Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Food, Beverage & Tobacco — 0.3%
Primo Brands Corp., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 3/31/28	4,662	$ 4,679,984
		$ 4,679,984
Gaming — 0.6%
Peninsula Pacific Entertainment LLC:
Term Loan, 8.735%, (3 mo. USD Term SOFR + 4.75%), 10/1/32	3,406	$ 3,410,029
Term Loan, 13.00%, 12/24/29(3)(14)	3,038	3,037,976
Term Loan, 10/1/32(15)	798	799,226
Spectacle Gary Holdings LLC, Term Loan, 8.402%, (3 mo. USD Term SOFR + 4.25%), 12/11/28	3,675	3,590,644
		$ 10,837,875
Healthcare — 1.0%
athenahealth Group, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 2/15/29	1,741	$ 1,735,859
Bausch Health Cos., Inc., Term Loan, 10.215%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	9,137	9,097,171
Endo Luxembourg Finance Co. I SARL, Term Loan, 7.965%, (1 mo. USD Term SOFR + 4.00%), 4/23/31	3,293	3,278,858
LifePoint Health, Inc., Term Loan, 7.655% - 7.782%, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 5/19/31	2,492	2,496,508
		$ 16,608,396
Homebuilders & Real Estate — 0.2%
Signal Parent, Inc., Term Loan, 7.44%, (3 mo. USD Term SOFR + 3.50%), 4/3/28	3,955	$ 2,789,157
		$ 2,789,157
Insurance — 0.2%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 8.752%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	2,824	$ 2,871,334
		$ 2,871,334
Leisure — 0.3%
Peloton Interactive, Inc., Term Loan, 9.465%, (1 mo. USD Term SOFR + 5.50%), 5/30/29	5,435	$ 5,512,190
		$ 5,512,190
Borrower/Description	Principal Amount* (000's omitted)	Value
Restaurant — 0.5%
IRB Holding Corp., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 12/15/27	7,847	$ 7,866,441
		$ 7,866,441
Services — 0.4%
LBM Acquisition LLC, Term Loan, 7.881%, (1 mo. USD Term SOFR + 3.75%), 6/6/31	3,598	$ 3,483,964
Specialty Building Products Holdings LLC, Term Loan, 10/15/28(13)	4,045	3,889,632
		$ 7,373,596
Super Retail — 1.0%
Evergreen Acqco 1 LP, Term Loan, 7.026%, (3 mo. USD Term SOFR + 3.00%), 9/17/32	6,473	$ 6,486,755
Hanesbrands, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 3/7/32	1,786	1,794,449
Mavis Tire Express Services Corp., Term Loan, 7.199%, (3 mo. USD Term SOFR + 3.00%), 5/4/28	2,324	2,331,121
Petco Health & Wellness Co., Inc., Term Loan, 7.513%, (3 mo. USD Term SOFR + 3.25%), 3/3/28	3,922	3,873,075
PetSmart, Inc., Term Loan, 8.031%, (1 mo. USD Term SOFR + 4.00%), 8/18/32	2,281	2,252,495
		$ 16,737,895
Technology — 0.6%
Fortress Intermediate 3, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 3.00%), 6/27/31	9,441	$ 9,476,047
McAfee LLC, Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	990	942,577
		$ 10,418,624
Telecommunications — 0.2%
Lumen Technologies, Inc.:
Term Loan, 6.429%, (1 mo. USD Term SOFR + 2.35%), 4/16/29	1,797	$ 1,790,089
Term Loan, 6.429%, (1 mo. USD Term SOFR + 2.35%), 4/15/30	2,270	2,262,099
		$ 4,052,188
Total Senior Floating-Rate Loans (identified cost $141,828,052)		$ 142,213,514

High Income Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

Miscellaneous — 0.3%
Security	Principal Amount/ Shares	Value
Diversified Financial Services — 0.0%
ACC Claims Holdings LLC(3)	8,415,190	$ 0
		$ 0
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(3)(5)	$1,660,000	$ 0
		$ 0
Gaming — 0.3%
PGP Investors, LLC, Membership Interests(3)(4)(5)	19,811	$ 5,012,671
		$ 5,012,671
Healthcare — 0.0%
Endo Design LLC, Escrow Certificates(3)(5)	$1,153,000	$ 0
Endo Luxembourg Finance SARL, Escrow Certificates(3)(5)	2,774,000	0
		$ 0
Paper — 0.0%
Enviva LLC, Escrow Certificates(3)(5)	$2,404,000	$ 0
		$ 0
Services — 0.0%†
Hertz Corp., Escrow Certificates(5)	$502,000	$ 80,320
		$ 80,320
Total Miscellaneous (identified cost $792,331)		$ 5,092,991

Short-Term Investments — 3.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(16)	67,422,607	$ 67,422,607
Total Short-Term Investments (identified cost $67,422,607)		$ 67,422,607
Total Investments — 99.6% (identified cost $1,668,780,076)		$1,700,160,982
Less Unfunded Loan Commitments — (0.0)%†		$ (798,228)
Net Investments — 99.6% (identified cost $1,667,981,848)		$1,699,362,754
Other Assets, Less Liabilities — 0.4%		$ 7,262,426
Net Assets — 100.0%		$1,706,625,180
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $1,335,332,777 or 78.2% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2025.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security (see Note 5).
(5)	Non-income producing security.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2025, the aggregate value of these securities is $13,595,373 or 0.8% of the Portfolio's net assets.
(7)	When-issued security.
(8)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.
(11)	Step coupon security. Interest rate represents the rate in effect at October 31, 2025.

High Income Opportunities Portfolio
October 31, 2025
Portfolio of Investments — continued

(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	This Senior Loan will settle after October 31, 2025, at which time the interest rate will be determined.
(14)	Fixed-rate loan.
(15)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At October 31, 2025, the total value of unfunded loan commitments is $799,226. See Note 1F for description.
(16)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of October 31, 2025.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	28,817,324	EUR	24,724,218	Deutsche Bank AG	1/30/26	$181,875	$ —
						$181,875	$—
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar

High Income Opportunities Portfolio
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Unaffiliated investments, at value (identified cost $1,600,559,241)	$1,631,940,147
Affiliated investments, at value (identified cost $67,422,607)	67,422,607
Cash	373,322
Foreign currency, at value (identified cost $40,465)	40,414
Interest receivable	22,917,105
Dividends receivable from affiliated investments	205,493
Receivable for investments sold	8,584,548
Receivable for open forward foreign currency exchange contracts	181,875
Trustees' deferred compensation plan	230,415
Total assets	$1,731,895,926
Liabilities
Payable for investments purchased	$10,208,786
Payable for when-issued securities	13,919,744
Payable to affiliates:
Investment adviser fee	665,222
Trustees' fees	8,496
Trustees' deferred compensation plan	230,415
Accrued expenses	238,083
Total liabilities	$25,270,746
Net Assets applicable to investors' interest in Portfolio	$1,706,625,180

See Notes to Financial Statements.

High Income Opportunities Portfolio
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $1,992)	$2,348,294
Dividend income from affiliated investments	2,771,780
Interest income	107,253,957
Other income	233,245
Total investment income	$112,607,276
Expenses
Investment adviser fee	$7,545,230
Trustees’ fees and expenses	105,749
Custodian fee	393,147
Legal and accounting services	155,458
Miscellaneous	65,803
Total expenses	$8,265,387
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$93,982
Total expense reductions	$93,982
Net expenses	$8,171,405
Net investment income	$104,435,871
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$3,693,406
Written swaptions	58,094
Foreign currency transactions	(29,791)
Forward foreign currency exchange contracts	(1,724,979)
Net realized gain	$1,996,730
Change in unrealized appreciation (depreciation):
Investments	$21,298,215
Foreign currency	1,973
Forward foreign currency exchange contracts	367,524
Net change in unrealized appreciation (depreciation)	$21,667,712
Net realized and unrealized gain	$23,664,442
Net increase in net assets from operations	$128,100,313

See Notes to Financial Statements.

High Income Opportunities Portfolio
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$104,435,871	$84,980,627
Net realized gain (loss)	1,996,730	(18,265,318)
Net change in unrealized appreciation (depreciation)	21,667,712	111,443,813
Net increase in net assets from operations	$128,100,313	$178,159,122
Capital transactions:
Contributions	$369,318,643	$424,870,583
Withdrawals	(282,583,939)	(202,065,219)
Net increase in net assets from capital transactions	$86,734,704	$222,805,364
Net increase in net assets	$214,835,017	$400,964,486
Net Assets
At beginning of year	$1,491,790,163	$1,090,825,677
At end of year	$1,706,625,180	$1,491,790,163

See Notes to Financial Statements.

High Income Opportunities Portfolio
October 31, 2025
Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.50%	0.52%	0.53%	0.49%	0.49%
Net expenses	0.50%(2)	0.51%(2)	0.53%(2)	0.49%(2)	0.49%
Net investment income	6.37%	6.36%	6.07%	4.82%	4.78%
Portfolio Turnover	45%	43%	29%	19%	64%
Total Return	8.14%	14.95%	6.66%	(8.20)%	13.11%
Net assets, end of year (000’s omitted)	$1,706,625	$1,491,790	$1,090,826	$1,020,273	$1,000,095
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

High Income Opportunities Portfolio
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2025, Eaton Vance High Income Opportunities Fund, Eaton Vance Strategic Income Fund, Eaton Vance Floating-Rate & High Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 61.9%, 31.6%, 5.9% and 0.6%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,

High Income Opportunities Portfolio
October 31, 2025
Notes to Financial Statements — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of October 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At October 31, 2025, the Portfolio had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the

High Income Opportunities Portfolio
October 31, 2025
Notes to Financial Statements — continued

premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the year ended October 31, 2025, the Portfolio’s investment adviser fee amounted to $7,545,230 or 0.46% of the Portfolio's average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the  year ended October 31, 2025, the investment adviser fee paid was reduced by $93,982 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $884,812,185 and $704,737,180, respectively, for the year ended October 31, 2025.

High Income Opportunities Portfolio
October 31, 2025
Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,677,764,706
Gross unrealized appreciation	$39,932,498
Gross unrealized depreciation	(18,334,450)
Net unrealized appreciation	$21,598,048
5  Restricted Securities
At October 31, 2025, the Portfolio owned the following securities (representing 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Principal Amount/ Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	62,734	$ 0	$ 2,111,626
Enviva LLC	12/6/24	76,513	459,465	1,262,465
iFIT Health and Fitness, Inc.	10/6/22	514,080	1,799,280	0
Total Common Stocks			$2,258,745	$3,374,091
Preferred Stocks
AH Parent, Inc. (Alliant), Series A	9/25/24	$4,286,760	$4,224,210	$ 4,381,313
Total Preferred Stocks			$4,224,210	$4,381,313
Miscellaneous
PGP Investors, LLC, Membership Interests	2/18/15, 4/23/18,12/17/21, 7/21/25, 9/5/25	19,811	$ 792,331	$ 5,012,671
Total Miscellaneous			$792,331	$5,012,671
Total Restricted Securities			$7,275,286	$12,768,075
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swaptions and forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2025 is included in the Portfolio of Investments. At October 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swaptions to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

High Income Opportunities Portfolio
October 31, 2025
Notes to Financial Statements — continued

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio's net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2025, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.
The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2025 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative
Forward foreign currency exchange contracts	$181,875	$ —
Total Derivatives subject to master netting or similar agreements	$181,875	$ —
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
The Portfolio's derivative assets at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio's derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of October 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Deutsche Bank AG	$181,875	$ —	$ —	$ —	$181,875

High Income Opportunities Portfolio
October 31, 2025
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk  for the year ended October 31, 2025 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Total
Net realized gain (loss):
Investment transactions(1)	$(481,094)	$ —	$(481,094)
Written swaptions	58,094	—	58,094
Forward foreign currency exchange contracts	—	(1,724,979)	(1,724,979)
Total	$(423,000)	$(1,724,979)	$(2,147,979)
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ —	$367,524	$367,524
(1)	Relates to purchased swaptions.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Forward Foreign Currency Exchange Contracts(1)	Purchased Swaptions	Written Swaptions
$39,604,000	$9,310,000	$9,310,000
(1)	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2025.
8  Affiliated Investments
At October 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $67,422,607, which represents 3.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$49,686,239	$556,277,850	$(538,541,482)	$ —	$ —	$67,422,607	$2,771,780	67,422,607

High Income Opportunities Portfolio
October 31, 2025
Notes to Financial Statements — continued

9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 39,762,400	$ —	$ 39,762,400
Common Stocks	19,840,667	1,313,965	2,111,626	23,266,258
Convertible Bonds	—	2,188,357	—	2,188,357
Corporate Bonds	—	1,415,833,542	—	1,415,833,542
Preferred Stocks	—	4,381,313	—	4,381,313
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	138,377,310	3,037,976	141,415,286
Miscellaneous	—	80,320	5,012,671	5,092,991
Short-Term Investments	67,422,607	—	—	67,422,607
Total Investments	$87,263,274	$1,601,937,207	$10,162,273	$1,699,362,754
Forward Foreign Currency Exchange Contracts	$ —	$ 181,875	$ —	$ 181,875
Total	$87,263,274	$1,602,119,082	$10,162,273	$1,699,544,629
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
10  Risks and Uncertainties
Credit Risk
The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

High Income Opportunities Portfolio
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of High Income Opportunities Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of High Income Opportunities Portfolio (the “Portfolio"), including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2025, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
High Income Opportunities Fund
October 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
High Income Opportunities Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
High Income Opportunities Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance High Income Opportunities Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between High Income Opportunities Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), and the sub-advisory agreement between EVM and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Advisers, with respect to the Fund, and the sub-advisory agreement between BMR and the Sub-adviser, with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”) and the sub-advisory agreements for the Fund and the Portfolio (together, the “sub-advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements and sub-advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser and the Sub-adviser, respectively.
The Board considered each Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio. Regarding each Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board also considered the abilities and experience of each Adviser’s investment professionals in analyzing special considerations relevant to investing in high-yield debt. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in global high yield debt and foreign markets. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund and the Portfolio of having portfolio management services involving investments in international securities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of each Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement and the applicable sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance benchmark and secondary benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Eaton Vance
High Income Opportunities Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with the same or substantially similar investment objective as the Portfolio and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Portfolio as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Portfolio and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

This Page Intentionally Left Blank

ETHIX-NCSR    10.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: December 23, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: December 23, 2025